CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net loss for the period	€ (176,242)	€ (147,740)	€ (60,740)
Items that will not be reclassified to profit or loss	(31)	112	235
Actuarial gains and losses on retirement benefit obligations	(31)	112	235
Items that are or may be reclassified subsequently to profit or loss	(187)	112	0
Foreign currency translation differences	(187)	112	0
Other comprehensive income (loss)	(219)	225	235
Total comprehensive income (loss) for the period	€ (176,461)	€ (147,516)	€ (60,506)